Interest Expense, Net - Summary of Interest Expense Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Interest expense:
Bank charges and other	₨ 739,939	$ 11,365	₨ 160,740	₨ 106,568
Interest expense	5,844,184	89,759	2,763,992	2,325,776
Interest income:
Term and fixed deposits	508,446	7,809	319,823	221,532
Gain on sale of investments	167,258	2,569	72,074	45,375
Investments held-to-maturity	262	4	259	33
Interest income	675,966	10,382	392,156	266,940
Total	5,168,218	79,377	2,371,836	2,058,836
Compulsorily Convertible Debentures [Member]
Interest expense:
Interest expense			90,360	408,172
Term Loans [Member]
Interest expense:
Interest expense	₨ 5,104,245	$ 78,394	2,439,052	1,547,382
Series E and Series G Compulsorily Convertible Preferred Shares [Member]
Interest expense:
Series E and G CCPS			₨ 73,840	₨ 263,654